SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net loss	$ (2,808,091)	$ (4,517,115)	$ (9,911,813)	$ (13,985,915)	$ (18,658,143)	$ (29,130,477)
Expected income tax recovery					(4,851,117)	(7,573,924)
Non-deductible expenses					648,813	3,645,962
Other temporary differences					(4,160)	(24,972)
Change in valuation allowance					4,206,464	3,952,934
Income tax recovery